Intangible Assets - Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 1,386,853	$ 191,371	$ 191,307
Additions	45,934	1,195,482	64
Goodwill, Ending balance	1,432,787	1,386,853	191,371
Regional Banking
Goodwill [Roll Forward]
Goodwill, Beginning balance	1,243,885	93,367	93,303
Additions	45,934	1,150,518	64
Goodwill, Ending balance	1,289,819	1,243,885	93,367
Fixed Income
Goodwill [Roll Forward]
Goodwill, Beginning balance	142,968	98,004	98,004
Additions	0	44,964	0
Goodwill, Ending balance	$ 142,968	$ 142,968	$ 98,004